FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Schedule of the carrying amount and estimated fair value of assets and liabilities measured on recurring basis

DECEMBER 31 (MILLIONS)	2013

	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Investments held in rabbi trusts	$4.3	$4.3	$—	$—
Foreign currency forward contracts	20.2	—	20.2	—

Liabilities:
Foreign currency forward contracts	14.2	—	14.2	—
Contingent consideration obligations	16.4	—	—	16.4
Future considerations payable to Champion sellers	86.4	—	—	86.4

DECEMBER 31 (MILLIONS)	2012

	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$2.2	$2.2	$—	$—
Foreign currency forward contracts	6.5	—	6.5	—

Liabilities:
Foreign currency forward contracts	9.9	—	9.9	—
Contingent consideration obligations	27.3	—	—	27.3

Schedule of changes in fair value of contingent consideration

MILLIONS	2013	2012
Balance at beginning of year	$27.3	$29.2
Liabilities recognized at acquistion date	—	2.6
Losses (gains) recognized in earnings	0.4	(1.9)
Settlements	(11.3)	(2.5)
Foreign currency translation	—	(0.1)
Balance at end of year	$16.4	$27.3

Carrying amount and estimated fair value of long-term debt
DECEMBER 31 (MILLIONS)	2013		2012
	CARRYING	FAIR	CARRYING	FAIR
	AMOUNT	VALUE	AMOUNT	VALUE
Long-term debt
(including current maturities)	$6,548.8	$6,766.0	$5,903.7	$6,417.6